UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-04605

First Financial Fund Inc.
(Exact name of registrant as specified in charter)

Fund Administrative Services 2344 Spruce Street, Suite A Boulder, CO			80302
(Address of principal executive offices)			(Zip code)

Fund Administrative Services 2344 Spruce Street, Suite A Boulder, CO 80302
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(303) 444-5483

Date of fiscal year end:	March 31, 2006

Date of reporting period:	March 31, 2006

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

Letter from the Adviser   May 3, 2006

Dear Shareholders:

The First Financial Fund ("the Fund") returned 15.8% on NAV for the one year period ending March 31, 2006. This was a strong period for financial stocks in general, and we continue to add value against each of our financial stock benchmarks. While we are pleased with the return, we do not manage for short-term results. Additionally, we foresee a difficult period for financial stocks.

TOTAL RETURNS

as of March 31, 2006

	6 Mo	1 Yr	3 Yr	5 Yr	10 Yr
First Financial Fund's NAV	8.6%	15.8%	26.6%	25.2%	19.4%
S&P 500 Index	6.4	11.7	17.2	4.0	8.9
NASDAQ Composite*	9.3	18.0	21.1	5.3	8.0
NASDAQ Banks*	7.0	9.1	14.1	11.4	11.9
SNL Thrifts*	8.8	9.5	14.9	13.4	15.8
SNL Finance REIT*	4.4	-3.8	15.6	23.6	12.9

Sources: Lipper Analytical Services, Inc. and Wellington Management Company, LLP
* Principal Only

Periods greater than one year are annualized

Over the last 5 years, U.S. households have added $4.5 trillion of debt, a whopping 65% increase. This has fueled a housing and consumption boom that we believe is now approaching its end. The Fed has continued to raise its policy rate and interest rates across all maturities are approaching 5%. This tightening of lending conditions will have a meaningful negative impact on credit growth, the housing market, and consumption spending.

Home equity extraction has been one of the innovations that fueled credit and consumption in recent years. At its peak, home equity credit lines surged by 50% in just one year. In the current environment of moderating home prices and higher interest rates, this credit instrument is losing attractiveness quickly. We expect to see an extended period of consolidation in the U.S. credit cycle.

While inflation is picking up, the long-term bond market appears skeptical that it will accelerate in an out-of-control fashion. The Chinese, Indian and most emerging country economies are more robust than the U.S., while Europe and especially Japan seem more tepid. For our part, we see a domestic economy built on the backs of highly leveraged consumers and therefore worry about the impact of higher interest rates. The next few quarters of economic results should reveal just how much stamina the U.S. consumer possesses.

Merger activity has slowed. This and the flatter yield curve have hobbled the performance of most small and mid-cap bank stocks. Also hurting have been a resurgence of competitiveness in deposit pricing and an attenuation of profitability in retail branch banking. The surge in use of internet banking and the debit card as well as the ubiquity of "totally-free checking" have enabled households to navigate around many of the nagging bank fees they paid in the past. On the other hand, we believe merger activity could pick up precisely because smaller banks see leaner times ahead. In addition, driven by ample liquidity and a faltering topline, the acquiring banks have become that much more eager to do deals.

Among the outperformers this period included banks which benefited from higher short-term interest rates such as Canadian Western Bank (+68.2%), First Regional Bancorp (+41.4%), Bancorp (+75.4%), and Hudson City Bancorp (20.5%). Other winners were Rush Financial Technology, a developer and operator of a number of financial management software products and Ohio Casualty, engaged in property and casualty insurance. Mortgage IT Holdings (-22.3%), a residential mortgage REIT was a primary detractor during the period. Previously it had bucked a difficult interest rate environment with surprisingly strong volumes and a culture that has attracted and retained some outstanding management. Another detractor was Woronoco Bancorp (-55.8%), a regional thrift company which was recently acquired by Berkshire Hills Bancorp (+108.9%) also held in the Fund. In general, the thrifts were less beneficial to the Fund than the banks, but still positive contributors to overall performance.

Across several sub-sectors of Financials, we continue to invest primarily with an eye on the credit cycle as loan quality in the U.S. realistically cannot get any better from here. Of note, there were zero U.S. bank failures in 2005, compared to 169 back in 1990 at the peak of that credit cycle. There are remarkably low levels of delinquencies across the consumer credit sector, particularly with mortgage and credit card debt. On the mortgage side, even when people do get into credit difficulty, the level of loss severity for the lenders is very low because of home value appreciation.

While it may still be several quarters until the credit deterioration phase of the cycle, these are factors of which we want to be cognizant. In addition, higher levels of interest rates are important to monitor as they impact banks' lending to home builders. On the other hand, prolonged periods of unexpectedly low interest rates can negatively impact life insurance companies. For the property and casualty market, declining insurance rates appear to have stabilized and we expect robust earnings, ex any unforeseeable catastrophes. For insurance brokers, regulatory issues in recent years have created instability and the modest pricing cycle is likely to pressure revenue.

Looking ahead, we continue to harbor a number of concerns: further flattening of the yield curve pressuring the spreads of most financial intermediaries, most especially the mortgage

2

REIT's and thrifts; price competition has intensified in many areas including loan and insurance underwriting; risk-taking has paid off handsomely, thus encouraging more capital chasing after fewer attractive opportunities in the market; the geometric growth in both the asset-backed and derivatives markets has further expanded the flow of capital into risk assets; and like the yield curve, the credit curve has flattened. We see price competition intensifying until either a financial accident occurs or we experience the dark side of a credit cycle. Neither possibility is good for financial stocks.

We remain cautiously pessimistic. We remain focused on managements and balance sheets that can weather a storm. Where appropriate, we will diversify our risks both geographically, including investments outside of the U.S., and functionally, looking for financial companies outside of the bank and thrift industry. We want to invest your money where returns in financial services are the most promising.

As always, most of our investment convictions arise from the micro level: well-managed companies, priced reasonably that can navigate varied and difficult macro environments. There remains a plethora of opportunities. Our enthusiasm for the long-term prospects remains unabated.

We appreciate your support of the Fund.

Nicholas C. Adams

3

Portfolio of Investments as of March 31, 2006

FIRST FINANCIAL FUND, INC.

Shares	Description	Value (Note 1)
LONG TERM INVESTMENTS-95.5%
DOMESTIC COMMON STOCKS-85.2%
Banks & Thrifts - 45.2%
41,000	1st United Bancorp, Inc.†(a)(b)	$553,500
72,600	Alliance Bankshares Corporation†	1,357,620
468,000	AmeriServ Financial, Inc.†	2,340,000
73,900	AmeriServ Financial, Inc.	369,500
78,200	Bancorp Rhode Island, Inc.	2,729,962
251,735	Bancorp, Inc.†	6,180,094
46,600	Bank of America Corporation	2,122,164
6,300	Bank of Commerce Holdings	64,449
40,500	Bank of Oak Ridge†	530,550
83,300	Bank of Virginia†	678,895
157,500	BankAtlantic Bancorp, Inc. Class A	2,266,425
443,100	BankFinancial Corporation	7,054,152
56,900	BCB Bancorp, Inc.†	928,039
112,500	Benjamin Franklin Bancorp, Inc.	1,568,250
124,200	Capital Corporation of the West	4,560,624
180,100	Cardinal Financial Corporation	2,436,753
85,000	Cardinal State Bank†	1,095,650
42,350	Carolina Trust Bank†	855,470
227,210	CCF Holding Company (c)	5,316,714
194,330	Centennial Bank Holdings, Inc. (d)	2,273,661
600,000	Centennial C Corporation	7,020,000
8,820	Coastal Banking Company, Inc.†	170,314
60,000	Community Bank (a)(b)	3,392,400
66,000	Community Bank of Orange, N.A. (a)(b)	253,638
26,000	Community Capital Bancshares, Inc.	277,680
81,600	Connecticut Bank & Trust†	816,000
9,100	Crescent Banking Company	368,550
82,775	Dearborn Bancorp, Inc.†	1,862,437
6,800	Enterprise Financial Services Corporation	186,252
71,468	F.N.B. Corporation	1,459,377
97,200	FC Holdings, Inc. (a)(b)	972,000
79,300	FCB Bancorp, Inc. (a)	1,743,807
100,000	Federal City National Bank (a)(b)	1,000,000
16,900	Fidelity Southern Corporation	300,820
39,700	First American International (a)(b)	1,052,050
33,599	First Citizens BancShares, Inc., Class A	6,484,607
71,900	First Community Bancorp	4,145,754
108,667	First Regional Bancorp†	9,685,490
375,775	First Republic Bank	14,211,811
234,400	First Security Group, Inc.	2,590,120
66,726	First Southern Bancorp (a)(b)(d)	1,634,787
12,000	First Trust Bank†	250,200
78,550	Foothill Independent Bancorp	2,049,369
204,760	Gateway Financial Holdings	3,478,872
137,700	Great Florida Bank Class A†(a)(b)	2,203,200
15,300	Great Florida Bank Class B†(a)(b)	244,800
95,600	Greene County Bancshares, Inc.	2,792,476
83,972	Greenville First Bancshares, Inc.†	2,043,878
18,600	Heartland Financial USA, Inc.	438,960
2,677	Heritage Oaks Bancorp	52,202

Shares	Description	Value (Note 1)
Banks & Thrifts - continued
39,700	IBERIABANK Corporation	$2,245,829
12,300	ICB Financial	356,700
138,600	LSB Bancshares, Inc.	2,494,800
219,600	MetroCorp Bancshares, Inc.	5,929,200
39,900	New England Bancshares, Inc.	427,728
13,440	North Bay Bancorp	390,042
260,800	North Valley Bancorp	4,683,968
57,000	Northrim Bancorp, Inc.	1,368,000
49,280	Parkway Bank†	707,168
130,500	Pennsylvania Commerce Bancorp†	3,934,575
159,600	Pilot Bancshares, Inc.	2,473,800
50,400	Preferred Bank Los Angeles	2,544,696
157,472	Republic First Bancorp, Inc.†	2,311,689
330	SCBT Financial Corporation	11,576
274,300	Signature Bank†	8,939,437
246,100	SNB Bancshares, Inc.†	4,513,474
111,615	Southern Connecticut Bancorp, Inc.†	812,557
302,900	Square 1 Financial, Inc. (a)(b)	3,029,000
76,335	Sterling Bank	893,120
29,500	SuffolkFirst Bank†	387,630
16,819	Summit Bank Corporation	254,808
294,913	Sun Bancorp, Inc.†	5,750,804
21,100	Team Financial, Inc.	303,629
95,600	Texas United Bancshares, Inc.	2,018,116
19,320	The Bank Holdings, Inc.†	349,499
39,900	TIB Financial Corporation	1,199,993
71,900	Tidelands Bancshares, Inc. (a)(b)	717,203
130,000	Transatlantic Bank (a)(b)	1,933,100
115,500	UMB Financial Corporation	8,111,565
63,600	UnionBanCal Corporation	4,462,176
30,700	UnionBancorp, Inc.	644,700
47,400	United Community Banks, Inc.	1,334,310
47,300	Valley Commerce Bancorp†	1,005,125
161,238	Wainwright Bank & Trust Company	1,676,875
38,587	Westbank Corporation	646,332
36,700	Yardville National Bancorp	1,350,560
		198,678,107
Diversified Financial Services-5.5%
53,845	Bay View Capital Corporation	939,595
77,100	Capital One Financial Corporation	6,208,092
25,000	CMET Financial Holdings, Inc. (a)(b)(d)	1,183,000
125,700	Countrywide Financial Corporation	4,613,190
131,400	Delta Financial Corporation	1,254,870
42,400	E*Trade Financial Corporation†	1,143,952
60,000	Independence Financial Group, Inc. (a)(b)	600,000
93,615	Mackinac Financial Corporation	936,150
74,631	Peppercoin, Inc. (a)(b)	400,000
265,000	Resource Capital Corporation (b)(d)	3,286,530
700	Rush Financial Technologies (b)	1,917,808
117,200	Technology Investment Capital Corporation	1,704,088
		24,187,275

See accompanying notes to financial statements. 4

Portfolio of Investments as of March 31, 2006

FIRST FINANCIAL FUND, INC.

Shares	Description	Value (Note 1)
Insurance-6.0%
32,800	American International Group, Inc.	$2,167,752
350,000	AmTrust Financial Services, Inc.†(a)(b)(d)	2,537,500
48,700	Assurant, Inc.	2,398,475
12,600	Hartford Financial Services Group	1,014,930
154,800	Mercer Insurance Group, Inc.†	2,933,460
45,500	Metlife, Inc.	2,200,835
141,100	Ohio Casualty Corporation	4,472,870
84,700	Phoenix Companies (The), Inc.	1,380,610
50,000	ProAssurance Corporation†	2,600,000
245,900	UCBH Holdings, Inc.	4,652,428
		26,358,860
Mortgages & REITS-6.7%
1,026,800	Aames Investment Corporation; REIT	5,832,224
57,600	Anworth Mortgage Asset Corporation; REIT	452,736
64,500	Freddie Mac	3,934,500
419,500	Medical Properties Trust, Inc.; REIT†(d)	4,530,600
180,300	MFA Mortgage Investments, Inc. REIT	1,144,905
561,900	MortgageIT Holdings, Inc.; REIT	6,085,377
155,504	Newcastle Investment Holdings Corporation; REIT†(a)(b)(d)	380,985
160,200	RAIT Investment Trust; REIT	4,524,048
73,000	Ventas Inc. REIT	2,422,140
		29,307,515
Savings & Loans-21.8%
116,000	Abington Community Bancorp, Inc.	1,578,760
104,400	American Bancorp of NJ	1,140,048
40,200	Appalachian Bancshares, Inc.†	744,906
160,400	Atlantic Coast Federal	2,356,276
390,600	Bankunited Financial Corporation, Class A	10,561,824
124,326	Berkshire Hills Bancorp, Inc.	4,343,950
129,280	Broadway Financial Corporation (c)	1,402,688
60,100	Carver Bancorp, Inc.	1,016,892
81,700	Central Federal Corporation	604,580
324,800	CFS Bancorp, Inc.	4,865,504
24,400	Charter Financial Corporation	928,664
34,500	Citizens Community Bank†	526,125
167,900	Citizens First Bancorp, Inc.	4,744,854
40,559	Commercial Capital Bancorp	570,265
42,000	Downey Financial Corporation	2,826,600
19,500	ECB Bancorp, Inc.	648,375
32,500	Fidelity Federal Bancorp†	487,500
25,560	First Community Bank Corporation of America†	537,016
57,538	First Federal Bancshares, Inc. (c)	1,050,644
63,600	First Place Financial Corporation	1,577,280
43,400	Georgetown Bancorp, Inc.†	386,260

Shares	Description	Value (Note 1)
Savings & Loans - continued
3,300	HF Financial Corporation	$62,106
90,000	HMN Financial, Inc.	3,131,100
128,000	Home Federal Bancorp, Inc.	1,749,760
93,100	Jefferson Bancshares, Inc.	1,255,919
100,000	K-Fed Bancorp	1,248,000
81,700	Legacy Bancorp, Inc.	1,225,500
54,612	LSB Corporation	980,285
310,300	MidCountry Financial Corporation (a)(b)	4,654,500
85,000	Northwest Bancorp, Inc.	2,104,600
67,100	Old Line Bancshares, Inc.	798,490
163,300	Pacific Premier Bancorp, Inc.†	1,915,509
57,700	Parkvale Financial Corporation	1,609,830
417,200	People's Choice Financial Corporation (a)(b)(d)	2,294,600
165,930	Perpetual Federal Savings Bank (c)	4,231,215
17,500	Privee LLC (a)(b)	2,362,500
223,625	Provident Financial Holdings, Inc. (c)	7,290,175
40,650	Redwood Financial, Inc.†(a)(b)(c)	833,325
90,000	River Valley Bancorp (c)	1,690,200
52,637	Riverview Bancorp, Inc.	1,408,566
5,300	Rockville Financial, Inc.†	75,949
203,000	Rome Bancorp, Inc.	2,405,550
6,300	Royal Financial, Inc.†	93,555
289,600	SI Financial Group, Inc.	3,185,600
74,000	Southcoast Financial Corporation†	1,887,000
100,000	Sterling Eagle (a)(b)	733,000
110,500	Third Century Bancorp (c)	1,508,325
207,900	United Financial Bancorp, Inc.	2,501,037
		96,135,207
	Total Domestic Common Stocks (cost $294,749,581)	374,666,964
FOREIGN COMMON STOCKS-10.2%
Bermuda-4.1%
80,700	Arch Capital Group Ltd.†	4,659,618
112,000	CRM Holdings, Ltd.†	1,282,400
88,400	Max Re Capital, Ltd.	2,103,920
131,600	Platinum Underwriters Holdings, Ltd.	3,829,560
10,500	White Mountains Insurance Group, Ltd.	6,242,250
		18,117,748
Canada-2.2%
22,800	Canadian Satellite Radio Holdings, Inc. Class A†(d)	202,280
237,374	Canadian Western Bank	8,316,026
47,200	Laurentian Bank of Canada	1,292,680
		9,810,986

See accompanying notes to financial statements. 5

Portfolio of Investments as of March 31, 2006

FIRST FINANCIAL FUND, INC.

Shares	Description	Value (Note 1)
Germany-0.9%
201,780	European Capital Beteiligung (a)(b)	$2,441,841
49,892	Patrizia Immobilien AG†	1,409,798
		3,851,639
Japan-0.5%
34,950	Promise Company Ltd.	2,109,026
Switzerland-2.5%
98,600	UBS AG	10,843,042
	Total Foreign Common Stocks (cost $34,899,096)	44,732,441
WARRANTS-0.1%
195,000	Dime Bancorp, Inc., Warrant, Expires 12/26/50†	33,150
3,864	The Bank Holdings, Inc., Warrant, Expires 5/21/06†	28,207
26,500	Resource Capital Corporation, Warrant, Expires 12/31/09 (b)	7,682
2,333,333	Rush Financial Technologies, Warrant, Expires 3/20/11 (b)	461,067
	Total Warrants (cost $0)	530,106
	Total Long Term Investments (cost $329,648,677)	419,929,511
Par Value
SHORT TERM INVESTMENTS-2.2%
Repurchase Agreement-2.2%
$9,800,000	Goldman Sachs Tri-party Repurcahse Agreement, 4.850% dated 3/31/2006, to be repurchased at $9,803,961 on 4/03/2006, collateralized by U.S. Government Agency Securities with an aggregate market value of $9,996,001, rates ranging from 4.50%-5.50% and maturities from 09/01/2009-04/01/2032 (Cost $9,800,000)	$9,800,000
Total Investments-97.7%
	(cost $339,448,677)	429,729,511
	Other Assets and Liabilities-2.3%	9,945,101
	Net Assets-100%	$439,674,612

Investments as a % of Net Assets (Unaudited)

†  Non-income producing security.

(a)  Private Placement restricted as to resale and does not have a readily available market.

(b)  Indicates a fair valued security. Total market value for fair valued securities is $41,080,016 representing 9.34% of the total net assets.

(c)  Affiliated Company. See Note 9 to Schedule of Investments.

(d)  Security exempt from registration pursuant to Rule 144A under the Securiites Act of 1933, as amended.

REIT  -Real Estate Investment Trust

See accompanying notes to financial statements. 6

Statement of Assets and Liabilities  FIRST FINANCIAL FUND, INC.

Assets:	March 31, 2006
Investments:
Investments, at value of Unaffiliated Securities (Cost $333,064,824 ) (Note 1)	$406,406,225
Investments, at value of Affiliated Securities (Cost $6,383,853) (Note 1 and Note 9)	23,323,286
Total Investments, at value	429,729,511
Cash	96,665
Receivable for investments sold	11,757,915
Dividends and interest receivable	601,321
Prepaid expenses and other assets	179,087
Total Assets	442,364,499
Liabilities:
Payable for investments purchased	$1,699,452
Investment advisory fees payable (Note 2)	655,249
Administration, co-administration and custodian fees payable (Note 2)	155,292
Legal and Audit fees payable	57,955
Accrued expenses and other payables	121,939
Total Liabilities	2,689,887
Net assets	$439,674,612
Net assets consist of:
Undistributed net investment income	2,797,722
Accumulated net realized gain on investments sold	17,695,835
Unrealized appreciation of investments	90,266,207
Par value of Common Stock (Note 4)	28,062
Paid-in Capital in excess of par value of Common Stock	328,886,786
Total Net Assets	$439,674,612
Net Asset Value, $439,674,612/28,061,897 shares outstanding	$15.67

See accompanying notes to financial statements. 7

FIRST FINANCIAL FUND, INC.

Statement of Operations

Net Investment Income	For the Year Ended March 31, 2006
Investment Income:
Dividends from unaffiliated securities (net of foreign withholding taxes of $48,288)	$8,800,023
Dividends from affiliated securities	599,104
Interest	1,208,621
Total Investment Income	10,607,748
Expenses:
Investment advisory fee (Note 2)	2,646,358
Administration, co-administration and custodian fees (Note 2)	1,031,313
Directors fees and expenses (Note 2)	146,811
Printing fees	40,455
Legal and Audit fees	89,740
Insurance expenses	86,476
Interest on outstanding loan payable (Note 7)	45,934
Other	136,124
Total Expenses	4,223,211
Net Investment Income	6,384,537
Realized and Unrealized Gain/(Loss) on Investments
Net realized gain on:
Securities	58,987,022
Foreign currency related transactions	11,472
Net change in unrealized appreciation of:
Securities	(3,444,554)
Foreign currency related transactions	(14,505)
Net Realized and Unrealized Gain On Investments	55,539,435
Net Increase in Net Assets Resulting from Operations	$61,923,972

FIRST FINANCIAL FUND, INC.

Statement of Changes in Net Assets

Increase/(Decrease) in Net Assets	Year Ended March 31, 2006	Year Ended March 31, 2005
Operations:
Net investment income	$6,384,537	$8,564,288
Net realized gain on investments sold during the year	58,998,494	107,241,414
Net change in unrealized appreciation of investments during the year	(3,459,059)	(44,769,003)
Net increase in net assets resulting from operations	61,923,972	71,036,699
Distributions:
Dividends paid from net investment income	(4,612,377)	(8,660,724)
Distributions paid from net realized capital gains to shareholders	(90,402,586)	(107,575,314)
Net asset value of shares issued in connection with the reinvestment of dividends from net investment income and distributions from net realized gains (4,998,925 and 271,590 shares issued, respectively)	74,134,047	5,257,982
Net increase/(decrease) in net assets for the year	41,043,056	(39,941,357)
Net Assets
Beginning of year	398,631,556	438,572,913
End of year (including undistributed net investment income of $2,797,722 and $1,314,438, respectively)	$439,674,612	$398,631,556

See accompanying notes to financial statements. 8

Financial Highlights  FIRST FINANCIAL FUND, INC.

Contained below is seleceted data for a share of common stock outstanding, total investment return, ratios to average net assets and other supplemental data for the year indicated. This information has been determined based upon information provided in the financial statements and market price data for the Fund's shares.

	Year Ended March 31,
	2006	2005	2004	2003	2002
OPERATING PERFORMANCE:
Net asset value, beginning of year	$17.28	$19.24	$14.40	$15.46	$12.86
Net investment income	0.15	0.38	0.15	0.16	0.19
Net realized and unrealized gain on investments	2.36	2.74	7.36	1.72	3.99
Total from investment operations	2.51	3.12	7.51	1.88	4.18
DISTRIBUTIONS:
Dividends paid from from net investment income to shareholders	(0.20)	(0.38)	(0.16)	(0.17)	(0.20)
Distributions paid from net realized capital gains	(3.92)	(4.72)	(2.59)	(2.80)	(1.46)
Total distributions	(4.12)	(5.10)	(2.75)	(2.97)	(1.66)
Accretive Impact of Capital Share Transactions	—	0.02	—	—	—
Net Increase resulting from Fund Share repurchase	—	—	0.08	0.03	0.08
Net asset value, end of year (a)	$15.67	$17.28	$19.24	$14.40	$15.46
Market price per share, end of year (a)	$16.51	$18.02	$18.30	$13.97	$15.75
TOTAL INVESTMENT RETURN BASED ON MARKET VALUE (b)	17.07%	24.41%	51.96%	8.24%	35.20%
RATIOS AND SUPPLEMENTAL DATA:
Ratio of operating expense to average net assets	1.01%	1.03%	1.09%	1.27%	0.97%
Ratio of operating expenses including interest expense to average net assets	1.02%	1.06%	1.10%	1.29%	1.00%
Ratio of net investment income to average net assets	1.54%	1.94%	0.86%	0.99%	1.32%
Portfolio Turnover Rate	70%	79%	87%	74%	114%
Net assets, end of the year (in 000's)	$439,675	$398,632	$438,573	$339,389	$365,207
Number of shares outstanding at the end of year (in 000's)	28,062	23,063	22,791	23,576	23,622

(a) NAV and Market Value are published in The Wall Street Journal each Monday.

(b) Total investment return is calculated assuming a purchase of common stock at the current market value on the first day and a sale at the current market value on the last day of each period reported. Dividends and distributions are assumed for purposes of calculation to be reinvested at prices obtained under the dividend reinvestment plan. The calculation does not reflect brokerage commissions.

See accompanying notes to financial statements. 9

Notes to Financial Statements  FIRST FINANCIAL FUND, INC.

First Financial Fund, Inc. (the "Fund") was incorporated in Maryland on March 3, 1986, as a closed-end, diversified management investment company. The Fund's primary investment objective is to achieve long-term capital appreciation with the secondary objective of current income by investing, under normal conditions, at least 65% of its assets in financial services companies, except for temporary or defensive purposes. In addition, pursuant to a non-fundamental investment policy adopted by the Fund, under normal conditions it invests at least 80% of its assets in securities issued by financial services companies. "Financial services companies" include savings and banking institutions, mortgage banking institutions, real estate investment trusts, consumer finance companies, credit collection and related service companies, insurance companies, security and commodity brokerage companies, investment advisory firms and financial conglomerates, and holding companies of any of these companies.

Note 1. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with generally accepted accounting principles in the United States of America, which requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Securities Valuation: Securities for which market quotations are readily available, including securities listed on national securities exchanges and those traded over-the-counter, are valued at the last quoted sales price on the valuation date on which the security is traded. If such securities were not traded on the valuation date, but market quotations are readily available, they are valued at the most recently quoted bid price provided by an independent pricing service or by principal market makers. Securities traded on NASDAQ are valued at the NASDAQ Official Closing Price ("NOCP"). Where market quotations are not readily available or where the pricing agent or market maker does not provide a valuation or methodology, or provides a valuation or methodology that, in the judgment of the adviser, does not represent fair value ("Fair Value Securities"), securities are valued at fair value by a Pricing Committee appointed by the Board of Directors, in consultation with the adviser. In such circumstances, the adviser makes an initial written recommendation to the Pricing Committee regarding valuation methodology for each Fair Value Security. Thereafter, the adviser conducts periodic reviews of each Fair Value Security to consider whether the respective methodology and its application is appropriate and recommends methodology changes when appropriate. Prior to implementation, the Pricing Committee reviews and makes a determination regarding each initial methodology recommendation and any subsequent methodology changes. All methodology recommendations and any changes are reviewed by the entire Board of Directors on a quarterly basis.

Short-term securities which mature in more than 60 days are valued at current market quotations. Short-term securities which mature in 60 days or less are valued at amortized cost, which approximates fair value.

Repurchase Agreements: The Fund may enter into repurchase agreement transactions with United States financial institutions. It is the Fund's policy that its custodian take possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to maintain the adequacy of the collateral. The value of the collateral at the time of the execution must be at least equal to 102% of the total amount of the repurchase obligations, including interest. If the seller defaults, and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

Foreign Currency: The books and records of the Fund are maintained in US dollars. Foreign currencies, investments and other assets and liabilities denominated in foreign currencies are translated into US dollars at the exchange rate prevailing at the end of the period, and purchases and sales of investment securities, income and expenses transacted in foreign currencies are translated at the exchange rate on the dates of such transactions. Foreign currency gains and losses result from fluctuations in exchange rates between trade date and settlement date on securities transactions, foreign currency transactions and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in the exchange rates between the initial purchase trade date and subsequent sale trade date is included in gains and losses on investment securities sold.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains or losses on sales of securities are calculated on the identified

10

Notes to Financial Statements  FIRST FINANCIAL FUND, INC.

cost basis. Dividend income is recorded on the ex-dividend date, or for certain foreign securities, when the information becomes available to the portfolios. Interest income including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis, using the effective interest method.

Dividend income from investments in real estate investment trusts ("REITs") is recorded at management's estimate of the income included in distributions received. Distributions received in excess of this amount are recorded as a reduction of the cost of investments. The actual amounts of income and return of capital are determined by each REIT only after its fiscal year-end, and may differ from the estimated amounts.

Federal Income Taxes: The Fund intends to qualify as a registered investment company by complying with the requirements under subchapter M of the Internal Revenue Code of 1986, as amended, applicable to RICs and intends to distribute substantially all of its taxable net investment income to its shareholders. Therefore, no Federal income tax provision is required.

Income and capital gain distributions are determined and characterized in accordance with income tax regulations, which may differ from generally accepted accounting principles. These differences are primarily due to (1) differing treatments of income and gains on various investment securities held by the Fund, including timing differences and (2) the attribution of expenses against certain components of taxable investment income. The Internal Revenue Code of 1986, as amended, imposes a 4% nondeductible excise tax on the Fund to the extent the Fund does not distribute by the end of any calendar year at least (1) 98% of the sum of its net investment income for that year and its capital gains (both long-term and short-term) for its fiscal year and (2) certain undistributed amounts from previous years.

Dividends and Distributions to Shareholders: The Fund expects to declare and pay dividends from net investment income and distributions of net realized capital gains, if any, annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-dividend date. Permanent book/tax differences related to income and gains are reclassified to paid-in-capital when they arise.

Note 2. Agreements

Wellington Management Company, LLP serves as the investment adviser (the "Investment Adviser") and makes investment decisions on behalf of the Fund. The Fund pays the Investment Adviser a quarterly fee at the following annualized rates: 0.75% of the Fund's average month-end net assets up to and including $50 million, and 0.625% of such assets in excess of $50 million.

Fund Administrative Services, LLC ("FAS"), serves as the Fund's Co-Administrator. Under the Administration Agreement, FAS provides certain administrative and executive management services to the Fund which include: providing the Fund's principal offices and executive officers, overseeing and administering all contracted service providers, making recommendations to the Board regarding policies of the Fund, conducting shareholder relations, authorizing expenses, and other administrative tasks. The Fund pays FAS a monthly fee, calculated at an annual rate of 0.20% of the value of the Fund's average monthly net assets up to $250 million; 0.18% of the Fund's average monthly net assets on the next $150 million; and 0.15% of the value of the Fund's average monthly net assets over $400 million. The equity owners of FAS are Evergreen Atlantic, LLC, a Colorado limited liability company ("EALLC") and the Lola Brown Trust No. 1B (the "Lola Trust"). The Lola Trust is a shareholder of the Fund, and the Lola Trust and EALLC are considered to be "affiliated persons" of the Fund as that term is defined in the Investment Company Act of 1940, as amended, (the "1940 Act").

The Fund pays each Director who is not a director, officer or employee of the Adviser or FAS a fee of $8,000 per annum, plus $4,000 for each in-person meeting of the Board of Directors and $500 for each telephone meeting. In addition, the Chairman of the Board and the Chairman of the Audit Committee receive $1,000 per meeting and each member of the Audit Committee receives $500 per meeting. The Fund will also reimburse all non-interested Directors for travel and out-of-pocket expenses incurred in connection with such meetings.

Investors Bank & Trust Company ("Investors Bank") serves as the Fund's Co-Administrator and Custodian. As compensation for its services, Investors Bank receives certain out-of-pocket expenses, transaction fees and asset-based fees, which are accrued daily and paid monthly. The Fund pays Investors Bank an annualized fee of 0.058% of the Fund's average monthly net assets for the first $300 million and 0.04% of the Fund's average monthly

11

Notes to Financial Statements  FIRST FINANCIAL FUND, INC.

net assets over $300 million, in addition to any out-of-pocket and transaction fees.

EquiServe Trust Company, N.A. ("EquiServe"), a wholly owned subsidiary of Computershare, serves as the Fund's Common Stock servicing agent ("Transfer Agent"), dividend-paying agent and registrar, and as compensation for EquiServe's services as such, the Fund pays EquiServe a monthly fee plus certain out-of-pocket expenses.

Note 3. Purchases and Sales of Securities

Cost of purchases and proceeds from sales of securities for the year ended March 31, 2006 excluding short-term investments, aggregated $273,025,350 and $284,984,001 respectively.

On March 31, 2006, based on cost of $339,484,515 for federal income tax purposes, aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost was $101,151,460 and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value was $10,906,464.

Note 4. Capital

At March 31, 2006, 50,000,000 of $0.001 par value Common Stock were authorized and 28,061,897 shares were issued and outstanding.

Note 5. Share Repurchase Program

In accordance with Section 23 (c) of the 1940 Act, the Fund may, from time to time, repurchase shares of the Fund in the open market at the option of the Board of Directors and upon such terms as the Directors shall determine.

For the years ended March 31, 2006 and 2005, the Fund did not repurchase any of its own shares.

Note 6. Significant Shareholders

On March 31, 2006, the Lola Trust and other entities affiliated with Stewart R. Horejsi and the Horejsi family owned 10,765,567 shares of Common Stock of the Fund, representing 38.36% of the total Fund shares outstanding.

Note 7. Borrowings

An agreement (the "Agreement") between the Fund and the Custodial Trust Company of Bear Stearns was reached, in which the Fund may borrow from the Custodial Trust Company an aggregate amount of up to the lesser of $50,000,000 or the maximum the Fund is permitted to borrow under the 1940 Act. For the year ended March 31, 2006, the Fund had an outstanding loan for 73 days, with an average balance of $5,000,000, at an average rate of 4.53% and incurred $45,934 of interest expense. For the year ended March 31, 2005, the Fund had an outstanding loan for 50 days, with an average balance of $30,000,000, at an average rate of 3.48% and incurred $144,883 of interest expense. The Fund does not have any borrowings outstanding pursuant to the Agreement as of March 31, 2006.

Note 8. Distributions and Tax Information

Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. The character of distributions paid on a tax basis during the year ending March 31, 2006 and March 31, 2005 is as follows:

	Year Ended March 2006	Year Ended March 2005
Distributions paid from:
Ordinary Income	$24,676,216	$27,121,742
Long-Term Capital Gain	70,338,747	89,114,296
	$95,014,963	$116,236,038

As of March 31, 2006, the components of distributable earnings on a tax basis were as follows:

Undistributed Ordinary Income	$6,735,973
Unrealized Long-Term Capital Gain	13,799,967
Unrealized Appreciation	90,230,369
$110,766,309

The Fund had other losses and temporary differences of $(6,545).

Net investment income and realized gain and loss for federal income tax purposes differ from that reported in the financial statements because of permanent and temporary book differences. These differences are primarily related to wash sales (temporary), nontaxable distributions received from REITs (temporary), and foreign exchange gain/loss reclasses (permanent). Permanent book and tax basis difference of $(288,876) and $288,876 exist, at March 31, 2006 among undistributed net investment income and accumulated net realized gain on investments, respectively, for First Financial Fund, Inc.

12

Notes to Financial Statements  FIRST FINANCIAL FUND, INC.

Note 9. Transactions With Affiliated Companies

Transactions during the period with companies in which the Fund owned at least 5% of the voting securities were as follows:

Name of Affiliate	Beginning Share Balance	Ending Share Balance	Dividend Income	Market Value
Broadway Financial Corporation	129,280	129,280	25,856	1,402,688
CCF Holding Company	282,010	227,210	78,382	5,316,714
FirstFed Bancorp, Inc.*	252,000	—	52,920	—
First Federal Bancshares, Inc.	79,638	57,538	27,618	1,050,644
Perpetual Federal Savings Bank	165,930	165,930	160,952	4,231,215
Provident Financial Holdings, Inc.	456,525	223,625	165,496	7,290,175
Redwood Financial, Inc.	40,650	40,650	—	833,325
River Valley Bancorp	90,000	90,000	70,200	1,690,200
Third Century Bancorp	110,500	110,500	17,680	1,508,325

* Position in issuer liquidated during last twelve months.

13

Report of Independent Registered Public Accounting Firm  FIRST FINANCIAL FUND, INC.

Board of Directors and Shareholders
First Financial Fund, Inc.

We have audited the accompanying statement of assets and liabilities, of First Financial Fund, Inc. including the portfolio of investments, as of March 31, 2006, and the related statement of operations for the year then ended, statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the three-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the years ended in the two-year period ended March 31, 2003 were audited by other auditors whose report dated May 28, 2003 expressed an unqualified opinion on those financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2006 by correspondence with the custodian and brokers, or by other appropriate auditing procedures when replies were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of First Financial Fund, Inc. as of March 31, 2006, the results of its operations, changes in its net assets, and financial highlights for each of the years described above in conformity with generally accepted accounting principles in the United States of America.

Boston, Massachusetts
May 22, 2006

14

Additional Information (Unaudited)   FIRST FINANCIAL FUND, INC.

Portfolio Information

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Fund's Form N-Q is available (1) on the Fund's website located at http://www.firstfinancialfund.com; (2) on the SEC's website at http://www.sec.gov; or (3) for review and copying at the SEC's Public Reference Room ("PRR") in Washington, DC. Information regarding the operation of the PRR may be obtained by calling 1-800-SEC-0330.

Proxy Information

The policies and procedures used to determine how to vote proxies relating to securities held by the Fund are available on the Fund's website located at http://www.firstfinancialfund.com. Information regarding how the Portfolio voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available at http://www.sec.gov.

Senior Officer Code of Ethics

The Fund files a copy of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions (the "Senior Officer Code of Ethics"), with the SEC as an exhibit to its annual report on Form N-CSR. The Fund's Senior Officer Code of Ethics is available on the Fund's website located at http://www.firstfinancialfund.com.

Privacy Statement

Pursuant to SEC Regulation S-P (Privacy of Consumer Financial Information) the Directors of the Fund have established the following policy regarding information about the Fund's shareholders. We consider all shareholder data to be private and confidential, and we hold ourselves to the highest standards in its safekeeping and use. The Fund collects nonpublic information (e.g., your name, address, Social Security Number, Fund holdings) about shareholders from transactions in Fund shares. The Fund will not release information about current or former shareholders (except as permitted by law) unless one of the following conditions is met: (i) we receive your prior written consent; (ii) we believe the recipient to be you or your authorized representative; or (iii) we are required by law to release information to the recipient. The Fund has not and will not in the future give or sell information about its current or former shareholders to any company, individual, or group (except as permitted by law). The Fund will only use information about its shareholders as necessary to service or maintain shareholder accounts in the ordinary course of business. Internally, we also restrict access to shareholder personal data to those who have a specific need for the records. We maintain physical, electronic and procedural safeguards that comply with Federal standards to guard your personal data.

Tax Information

Of the ordinary income (including short-term capital gain) distributions made by the Fund during the fiscal year ended March 31, 2006, 32.62% qualify for the dividend received deduction available to shareholders.

The amount of long-term capital gains paid for the fiscal year ended March 31, 2006 were $70,338,747.

For the fiscal year ended March 31, 2006, 26.80% of the taxable investment income qualifies for the 15% dividend tax rate.

15

Additional Information (Unaudited)  FIRST FINANCIAL FUND, INC.

Dividend Reinvestment Plan Shareholders may elect to have all distributions of dividends and capital gains automatically reinvested in Fund shares (Shares) pursuant to the Fund's Dividend Reinvestment Plan ("the Plan"). Shareholders who do not participate in the Plan will normally receive all distributions in cash paid by check in United States dollars mailed directly to the shareholders of record (or if the shares are held in street name or other nominee name, then to the nominee) by the custodian, as dividend disbursing agent, unless the Fund declares a distribution payable in shares, absent a shareholder's specific election to receive cash.

Equiserve Trust Company, N.A. (the Plan Agent) serves as agent for the shareholders in administering the Plan. After the Fund declares a dividend or a capital gains distribution, if (1) the market price is lower than net asset value, the participants in the Plan will receive the equivalent in shares valued at the market price determined as of the time of purchase (generally, following the payment date of a dividend or distribution); or if (2) the market price of shares on the payment date of the dividend or distribution is equal to or exceeds their net asset value, participants will be issued shares at the higher of net asset value or 95% of the market price. If the Fund declares a dividend or other distributions payable only in cash and the net asset value exceeds the market price of shares on the valuation date, the Plan Agent will, as agent for the participants, receive the cash payment and use it to buy shares on the open market. If, before the Plan Agent has completed its purchases, the market price exceeds the net asset value per share, the Plan Agent will halt open-market purchases of the Fund's shares for this purpose, and will request that the Fund pay the remainder, if any, in the form of newly-issued shares. The Fund will not issue shares under the Plan below net asset value.

There is no charge to participants for reinvesting dividends or capital gain distributions, except for certain brokerage commissions, as described below. The Plan Agent's fees for the handling of the reinvestment of dividends will be paid by the Fund. There will be no brokerage commissions charged with respect to shares issued directly by the Fund. However, each participant will pay a pro rata share of brokerage commissions incurred with respect to the Plan Agent's open market purchase in connection with the reinvestment of dividends and distributions. The automatic reinvestment of dividends and distributions will not relieve participants of any federal income tax that may be payable on such dividends or distributions.

The Fund reserves the right to amend or terminate the Plan upon 90 Days' written notice to shareholders of the Fund.

Participants in the Plan may withdraw from the Plan upon written notice to the Plan Agent or by telephone in accordance with specific procedures and will receive certificates for whole shares and cash for fractional shares.

All correspondence concerning the Plan should be directed to the Plan Agent, Equiserve Trust Company, N.A., P.O. Box 43011, Providence, RI 02940-3011.

16

Management of the Fund (Unaudited)  FIRST FINANCIAL FUND, INC.

Information About Directors and Officers

Set forth in the following table is information about the Directors of the Fund, together with their address, age, position with the Fund, term in office, length of time served and principal occupation during the last five years.

Name, Address*, Age	Position, Length of Term Served, and Term of Office	Principal Occupation(s) and Other Directorships held During the Past Five Years	Number of Funds in Fund Complex Overseen by Director
Independent Directors

Richard I. Barr Age: 68	Director of the Fund since 2001. Current term expires at the 2006 Annual Meeting.	Retired. Manager, Advantage Sales and Marketing, Inc. (food and beverage), 1963-2001; Director, Boulder Total Return Fund, Inc., since 1999 and Chairman of the Board since 2003; Director, Boulder Growth & Income Fund, Inc., since 2002.	3

Dennis R. Causier Age: 58	Director of the Fund since 2004. Current term expires at the 2006 Annual Meeting.	Retired. Managing Director and Chairman, P.S. Group PLC (engineering and construction), 1966-2001; Owner, Professional Yacht Management Services (yacht management), 2002 to present; Director, Boulder Growth & Income Fund, Inc., since 2004; Director, Boulder Total Return Fund, Inc., since 2006.	3

Dr. Dean L. Jacobson Age: 67	Director of the Fund since 2003. Current term expires at the 2006 Annual Meeting.	Founder and President of Forensic Engineering, Inc. (engineering investigations); since 1997, Professor Emeritus at Arizona State University; prior to 1997, Professor of Engineering at Arizona State University; Director, Boulder Total Return Fund, Inc., since 2004; Director, Boulder Growth & Income Fund, Inc., since 2006.	3

Joel W. Looney Age: 44	Director and Chairman of the Board of the Fund since 2003. Current term expires at the 2006 Annual Meeting.	Partner, Financial Management Group, LLC (investment adviser), since 1999; CFO, Bethany College, 1995–1999; Director, Boulder Total Return Fund, Inc., since 2001; Director, Boulder Growth & Income Fund, Inc., since 2002 and Chairman of the Board since 2004.	3

Interested Directors**

Susan L. Ciciora Age: 41	Director of the Fund since 2003. Current term expires at the 2006 Annual Meeting.	Trustee of the Lola Brown Trust No. 1B and the Ernest Horejsi Trust No. 1B; Director, Horejsi Charitable Foundation (private charitable foundation), since 1997; Director, Boulder Growth & Income Fund, Inc. from January, 2002 to October, 2004; Director, Boulder Total Return Fund, Inc., since November 2001.	2

*  Unless otherwise specified, the Directors' respective addresses are c/o First Financial Fund, Inc., 1680 38th Street, Suite 800, Boulder, Colorado 80301.

**  Ms. Ciciora is an "interested person" as a result of the extent of her beneficial ownership of Fund shares and by virtue of her indirect beneficial ownership of FAS.

17

Management of the Fund (Unaudited)  FIRST FINANCIAL FUND, INC.

OFFICERS

Name, Address, Age	Position, Length of Term Served, and Term of Office	Principal Occupation(s) and Other Directorships held During the Past Five Years
Stephen C. Miller 1680 38th Street, Suite 800 Boulder, CO 80301 Age: 53	President of the Fund since 2003 and Director and Chairman from August 2003 through October 2004. Appointed annually.	President of and General Counsel for Boulder Investment Advisers, LLC ("BIA"), since 1999; Manager, FAS, since 1999; Vice President, Stewart Investment Advisers ("SIA"), since 1999; President, Boulder Total Return Fund, Inc., since 1999; President, Boulder Growth & Income Fund, Inc., since 2002, President and General Counsel, Horejsi, Inc. (liquidated in 1999); General Counsel, Brown Welding Supply, LLC (sold in 1999); Of Counsel, Krassa & Miller, LLC, since 1991.

Carl D. Johns 1680 38th Street, Suite 800 Boulder, CO 80301 Age: 43	Chief Financial Officer, Chief Accounting Officer, Vice President and Treasurer since 2003. Appointed annually.	Vice President and Treasurer of BIA and Assistant Manager of FAS, since 1999; Chief Financial Officer , Chief Accounting Officer, Vice President and Treasurer, Boulder Total Return Fund, Inc., since 1999 and Boulder Growth & Income Fund, Inc., since 2002.

Stephanie Kelley 1680 38th Street, Suite 800 Boulder, CO 80301 Age: 49	Secretary since 2003. Appointed annually.	Secretary, Boulder Total Return Fund, Inc., since 2000; Secretary, Boulder Growth & Income Fund, Inc., since 2002; Assistant Secretary and Assistant Treasurer of various other entities associated with the Horejsi family; employee of FAS since 1999.

Nicole L. Murphey 1680 38th Street, Suite 800 Boulder, CO 80301 Age: 29	Assistant Secretary since 2003. Appointed annually.	Assistant Secretary, Boulder Total Return Fund, Inc., since 2000; Assistant Secretary, Boulder Growth & Income Fund, Inc., since 2002; employee of FAS since 1999.

The Fund's president has certified to the New York Stock Exchange that, as of March 31, 2006, he was not aware of any violation by the Fund of applicable NYSE corporate governance listing standards. The Fund's reports to the Securities and Exchange Commission on Form N-CSR contain certifications by the Fund's principal executive officer and principal financial officer that relate to the Fund's disclosure in such reports and that are required by rule 30a-2(3) under the Investment Company Act.

18

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Directors

Richard I. Barr

Dennis R. Causier

Susan L. Ciciora

Dean L. Jacobson

Joel W. Looney

Investment Adviser

Wellington Management Company, LLP

75 State Street

Boston, MA 02109

Administrator

Fund Administrative Services, LLC

1680 38th Street, Suite 800

Boulder, CO 80301

Custodian

Investors Bank &Trust

200 Clarendon Street

Boston, MA 02116

Transfer Agent

EquiServe Trust Company, N.A.

P.O. Box 43011

Providence, RI 02940-3011

Independent Registered Public Accounting Firm

KPMG LLP

99 High Street

Boston, MA 02110-2371

Legal Counsel

Paul, Hastings, Janofsky & Walker LLP

515 South Flower Street, 25th Floor

Los Angeles, CA 90071-2228

The views expressed in this report and the information about the Fund's portfolio holdings are for the period covered by this report and are subject to change thereafter.

This report is for stockholder information. This is not a prospectus intended for use in the purchase or sale of Fund shares.

First Financial Fund, Inc.
1680 38th Street, Suite 800
Boulder, CO 80301

If you have questions regarding shares held in a brokerage account contact your broker, or, if you have physical possession of your shares in certificate form, contact the Fund's Transfer Agent and Shareholder Servicing Agent - EquiServe Trust Company, N.A. at

P.O. Box 43011
Providence, RI 02940-3011
(800) 451-6788

www.firstfinancialfund.com

The Fund's CUSIP number is:

320228109

www.firstfinancialfund.com

A N N U A L
R E P O R T

March 31, 2006

Item 2. Code of Ethics.

(a)          The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)         There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.

(c)          The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item’s instructions.

Item 3. Audit Committee Financial Expert.

As of the end of the period covered by the report, the registrant’s board of directors has determined that Joel W. Looney is qualified to serve as an audit committee financial expert serving on its audit committee and that he is “independent,” as defined by the Securities and Exchange Commission.

Item 4. Principal Accountant Fees and Services.

(a)          Audit Fees – The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the Funds’ annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were $25,600 and $25,200 for the fiscal years ended March 31, 2005 and March 31, 2006, respectively.

(b)         Audit-Related Fees – There were no fees billed for the fiscal years ended March 31, 2005 and March 31, 2006, for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the Funds’ financial statements and are not reported under (a) of this Item.

(c)          Tax Fees – The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for the review of the Funds’ tax returns and excise tax calculations were $6,000 and $6,000 for the fiscal years ended March 31, 2005 and March 31, 2006, respectively.

(d)         All Other Fees – There were no other fees billed for the fiscal years ended March 31, 2005 and March 31, 2006 for products and services provided by the principal accountant, other than the services reported in (a) through (c) of this Item.

(e)          (1)  The Registrant’s audit committee pre-approves all audit and non-audit serves to performed by the Registrant’s accountant before the accountant is engaged by the Registrant to perform such services.

(2)   There were no services described in (b) through (d) above (including services required to be approved by the audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X) that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)            None of the hours expended on the principal accountant’s engagement to audit the Funds’ financial statements for the fiscal year ended March 31, 2006 were attributable to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g)         Not applicable.

(h)         Not applicable.

Item 5. Audit Committee of Listed Registrants.

The Board of Directors of the registrant established an audit committee for the purpose of overseeing the accounting and financial reporting processes of the registrant and audits of the financial statements of the registrant in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934, as amended (the “Exchange Act”).

To be eligible to serve as a member of the registrant’s audit committee, a director must be an “Independent Director,” which term shall mean a Director (i) who is not an “interested person,” as that term is defined in Section 2(a)(19) of the 1940 Act, as amended of the registrant; and (ii) who has not accepted directly or indirectly any consulting, advisory, or other compensatory fee from the registrant (other than fees for serving as a director or committee member).

The registrant’s Audit Committee Members are:

Richard I. Barr

Dennis R. Causier

Dr. Dean L. Jacobson

Joel W. Looney

Item 6. Schedule of Investments.

The Funds’ full schedules of investments are included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Boulder First Financial Fund, Inc.

Proxy Voting Procedures

The Board of Directors of the First Financial Fund, Inc. (the “Fund”) hereby adopts the following policies and procedures with respect to voting proxies relating to portfolio securities held by the Fund (collectively, the “Voting Policies”).

1.                                       Policy. It is the policy of the Board of Directors of the Fund (the “Board”) to delegate certain responsibilities for voting proxies relating to portfolio securities held by the Funds to an authorized officer of the Fund, subject to the Board’s continuing oversight.(1)  Proxy voting policies and procedures are required by Rule 206 (4)-6 of the Investment Advisers Act of 1940.

2.                                       Fiduciary Duty. The right to vote a proxy with respect to portfolio securities held by the Funds is a significant asset of the Fund. The Board and other authorized persons exercising this voting responsibility do so as a fiduciary, and must vote proxies in a manner consistent with the best interest of the Fund and its shareholders, and with the goal of maximizing the value of the Funds and the shareholders’ investments. Although typically an investment company’s adviser votes proxies, for reasons disclosed to and discussed by the Board (e.g., the possibility of aggregating securities of issuers regulated by the Office of Thrift Supervision with like securities of other clients of Wellington Management), the Board has instead delegated its proxy voting responsibility to a Proxy

(1) This policy is adopted for the purpose of the disclosure requirements adopted by the Securities and Exchange Commission, Releases No. 33-8188, 34-47304, IC-25922.

Committee (defined below) made up of Board members and has authorized officers of the Fund to vote proxies that are considered routine (e.g., approval of auditors and uncontested director elections).

3.                                       Procedures. The following are the procedures adopted by the Board for the administration of this policy:

a.               Review of Proxy Voting Procedures. Management, with advice and counsel from the Board, shall present to the Board its policies, procedures and other guideline for voting proxies at least annually (the “Voting Guidelines”), and must notify the Board promptly of any material changes. In accordance with the foregoing, Management has developed the Voting Guidelines which are attached hereto as Exhibit A.

b.              Voting of Routine and Certain Non-Routine Proxies. An authorized Officer of the Fund will vote all routine proxy items for the Fund in accordance with the Voting Guidelines and certain non-routine proxy items including share buybacks and share issuance.

Voting of Other Non-Routine Proxies. With respect to non-routine proxy issues (“Non-Routine Proxies”) other than those mentioned in 3(b) above, Stephen C. Miller or his successor (i.e., President of the Fund) and at least one independent director (the “Proxy Committee”), after conducting such necessary due diligence as the Proxy Committee deems appropriate, will make a determination of how to vote, and direct an authorized Officer of the Fund to cause such vote to be cast.

c.               Seeking Advice from the Fund’s Adviser. To the extent permitted by law, and to the extent assistance will not adversely affect the ability of Wellington Management (“Wellington”) to invest in financial services company securities for other clients, the Proxy Committee may seek, and Wellington has agreed to provide the Proxy Committee with, notice of any special issues that might not be covered by the Voting Guidelines and use its best efforts to keep the Board and Management informed when Non-Routine matters arise or are anticipated. In addition, Wellington has agreed to assist in any discussions to review relevant issues related to the voting of a particular proxy, but shall not recommend how the Fund should vote.

d.              Voting Record Reporting. To the extent any Non-Routine Proxies are voted, the Proxy Committee will present a summary of such actions for the Board at the next regular quarterly meeting. No less than annually, Management shall report to the Board a record of each proxy voted with respect to portfolio securities of the Funds during the respective year. With respect to those proxies the Proxy Committee has identified as involving a conflict of interest(2), the Proxy Committee shall submit a separate report indicating the nature of the conflict of interest and how that conflict was resolved with respect to the voting of the proxy.

4.                                       Revocation. The delegation by the Board of the authority to vote proxies relating to portfolio securities of the Funds is entirely voluntary and may be revoked by the Board, in whole or in part, at any time. This disclosure shall be included in any registration statement filed on behalf of the Funds after July 1, 2003.

5.                                       Annual Filing. The Fund shall file an annual report of each proxy voted with respect to portfolio securities of the Funds during the twelve-month period ended June 30 on Form N-PX not later than August 31 of each year. The Fund must file the complete proxy voting record on an annual basis on this form. Form N-PX must contain complete proxy voting records for the 12 month period stated above, and must be signed on behalf of the Fund by the principal executive officers. This form must provide the following information:

1.               Name of the issuer of the portfolio security

2.               Exchange ticker symbol

3.               CUSIP #

4.               Shareholder meeting date

5.               Brief indication of the matter voted on

6.               Whether matter was proposed by the issuer or by a security holder

7.               Whether the Fund cast its vote on the matter

8.               How the Fund cast its vote

9.               Whether the Fund cast its vote for or against management

(2) As it is used in this document, the term “conflict of interest” refers to a situation in which the Adviser or affiliated persons of the adviser have a financial interest in a matter presented by a proxy other than the obligation it incurs as investment adviser to the Funds which compromises the Adviser’s independence of judgment and action with respect to the voting of the proxy.

6.                                       Disclosures.

a.               The Fund shall include in any future registration statement:

i.                  A description of the Voting Policies and the Voting Guidelines(3); and

ii.               A statement disclosing that information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling the Funds’ toll-free telephone number; or through a specified Internet address; or both; and on the SEC website.(4)

b.              The Fund shall include in its Annual and Semi-Annual Reports to shareholders:

i.                  A statement disclosing that the Voting Policies and Voting Guidelines are available without charge, upon request, by calling the Funds’ toll-free telephone number; or through a specified Internet address; and on the SEC website.(5)

ii.               A statement disclosing that information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling the Fund’s toll-free telephone number; or through a specified Internet address; or both; and on the SEC website.(6)

7.                                       Recordkeeping Requirements. SEC Rule 204-2, as amended, requires advisers to retain:

1.               Proxy voting policies and procedures

2.               Proxy statements received regarding client securities

3.               Records of votes cast on behalf of clients

4.               Records of written client requests

5.               Any documents prepared by the adviser material to making a decision how to vote, or that memorialized the basis for the decision.

8.                                       Review of Policy. At least annually, the Board shall review this Policy to determine its sufficiency and shall make and approve any changes that it deems necessary from time to time.

(3) This disclosure shall be included in the registration statement next filed on behalf of the Funds after July 1, 2003.

(4) This disclosure shall be included in the registration statement next filed on behalf of the Funds after August 31, 2004.

(5) This disclosure shall be included in the report next filed on behalf of the Funds after July 1, 2003.

(6) This disclosure shall be included in the report next filed on behalf of the Funds after August 31, 2004.

EXHIBIT A – VOTING GUIDLINES

The Fund’s proxy voting principles are summarized below, with specific examples of voting decisions for the types of proposals that are most frequently presented:

Category	Guideline	Voting
BOARD OF DIRECTOR ISSUES

The board of directors’ primary role is to protect the interests of all shareholders. Key functions of the board are to approve the direction of corporate strategy, ensure succession of management and evaluate performance of the corporation as well as senior management. The board is accountable to shareholders, and must operate independently from management.

Routine Elections	Generally we will vote with management’s recommendation	Generally FOR
Board Classification

Generally we are opposed to entrenchment mechanisms and will vote against proposals to classify a board. We prefer annual election of directors in order that shareholders have more power to replace directors deemed to not be acting in the shareholders’ interest.

Generally AGAINST
Independence of Directors

The majority of board members should be independent from the corporation, management or a majority shareholder. An independent member should not be a former employee of the company or a representative of a key supplier to or a key client of the company.

We will generally support boards that have a majority of board members classified as independent.
Director Indemnification	Mandatory indemnification of directors and officers is necessary to attract quality candidates.	Generally FOR
Director Attendance	Board membership requires a significant amount of time in order for responsibilities to be executed, and attendance at Board and Committee meetings is noted.	We look for attendance records to be in the 75% participation range.
Term Limits	We are more concerned with the performance of directors and not with the term limits	Generally AGAINST but will look at on a case-by-case basis.
Separation of Chair and CEO	In most cases it is advisable for there to be a separation between the CEO and the Chair to enhance separation of management interests and shareholders.

In most cases we would support a recommendation to separate the Chair from the CEO. Lead directors are considered acceptable, and in this situation an independent Corporate Governance committee must also be in place.

Committees of the Board	Audit, Compensation, Governance and Nominating committees are the most significant committees of the board.

We support the establishment of these committees, however independent director membership on these committees is the primary concern. Two-thirds independent membership is satisfactory, provided that the chair of each committee is independent.

Audit Process	The members of an audit committee should be independent directors, and the auditor must also be independent. The auditor should report directly to the Audit committee and not to management.	We will generally support the choice of auditors recommended by the Audit Committee. In the event that

Category	Guideline	Voting
the auditor supplies other services for a fee other than the audit, each situation will be reviewed on a case-by-case basis.
VOTING AND ENTRENCHMENT ISSUES
Shareholder Right to Call Special Meeting		Generally FOR
Shareholder Right to Act by Written Consent		Generally FOR
Cumulative Voting	Our experience has been that cumulative voting is generally proposed by large shareholders who may wish to exert undue influence on the board.	Generally AGAINST, although we may consider if the board has been unresponsive to shareholders.
Confidentiality of Shareholder Voting	Like any other electoral system, the voting at annual and special meetings should be confidential and free from any potential coercion and/or impropriety.	We will support any proposals to introduce or maintain confidential voting.
Size of Board of Directors	Generally boards should be comprised of a minimum of seven to a maximum of fifteen. However the complexity of the company has an impact on required board size.	The independence of the board is a greater concern than the number of members. However should a change in board size be proposed as potentially an anti-takeover measure we would vote against.
COMPENSATION ISSUES
Director Compensation

Directors should be compensated fairly for the time and expertise they devote on behalf of shareholders. We favor directors personally owning shares in the corporation, and that they receive a substantial portion of their remuneration in the form of shares.

We support recommendations where a portion of the remuneration is to be in the form of common stock. We do not support options for directors, and do not support retirement bonuses or benefits for directors.

MANAGEMENT COMPENSATION

Compensation plans for executives should be designed to attract and retain the right people with exceptional skills to manage the company successfully long-term. These plans should be competitive within the company’s respective industry without being excessive and should attempt to align the executive’s interests with the long-term interest of shareholders.

Executive compensation will be considered on a case-by-case basis.
Stock Options and Incentive Compensation Plans

Compensation plans should be designed to reward good performance of executives. They should also encourage management to own stock so as to align their financial interests with those of the shareholders. It is important that these plans are disclosed to the shareholders in detail for their approval.

We will not support plans with options priced below current market value or the lowering of the exercise price on any previously granted options.

Category	Guideline	Voting

We will not support any plan amendment that is not capped or that results in anything but negligible dilution. We believe that shareholders should have a say in all aspects of option plans and therefore will not support omnibus stock option plans or plans where the Board is given discretion to set the terms. Plans will be considered on a case-by-case basis.

Adopt/Amend Employee Stock Purchase Plans		Considered on a case-by-case basis.
Golden Parachutes

Although we believe that “golden parachutes” may be a good way to attract, retain and encourage objectivity of qualified executives by providing financial security in the case of a change in the structure or control of a company, golden parachutes can be excessive.

Generally opposed but will consider on a case-by-case basis.
Require Shareholder Approval of Golden Parachutes		Generally FOR
TAKEOVER PROTECTIONS

Some companies adopt shareholder rights plans that incorporate anti-takeover measures, which may include:  poison pills, crown jewel defense, payment of greenmail, going private transactions, leveraged buyouts, lock-up arrangements, Fair price amendments, Re-incorporation. Rights plans should be designed to ensure that all shareholders are treated equally in the event there is a change in control of a company. These plans should also provide the Board with sufficient time to ensure that the appropriate course of action is chosen to ensure shareholder interests have been protected. However, many shareholder rights plans can be used to prevent bids that might in fact be in the shareholders best interests. Depending on their contents, these plans may also adversely influence current share prices and long-term shareholder value.

We will review each situation on a case-by-case basis. We will generally support proposals that protect the rights and share value of shareholders.
Dual Class Shares

It is not unusual for certain classes of shares to have more than one vote per share. This is referred to as a dual class share structure and can result in a minority of shareholders having the ability to make decisions that may not be in the best interests of the majority of shareholders.

Generally AGAINST.
Super-Majority Voting Provisions

Super-majority voting (e.g.,  67% of votes cast or a majority of outstanding shares), although fairly common, can, from a practical point of view, be difficult to obtain, and essentially are a bar from effective challenges to entrenched management, regardless of performance or popularity. A very high requirement can be unwieldy and therefore not in the best interest of the majority of shareholders.

Generally AGAINST. We will generally oppose proposals for voting requirements that are greater than a majority of votes cast. That said, we will review supermajority proposals on a case-by-case basis.

Category	Guideline	Voting
Issuance of Authorized Shares		Generally FOR
Issuance of Unlimited or Additional Shares

Corporations may increase their authorized number of shares in order to implement a stock split, to support an acquisition or restructuring plan, to use in a stock option plan or to implement an anti-takeover plan. Shareholders should approve of the specific business need for the increase in the number of shares and should understand that the issuance of new shares can have a significant effect on the value of existing shares.

Generally AGAINST. We will generally oppose proposals to increase the number of authorized shares to “unlimited”, but will consider any proposals to increase the number of authorized shares on a case-by-case basis for a valid business purpose.

Shareholder Proposals

Shareholders should have the opportunity to raise their concerns or issues to company management, the board and other shareholders. As long as these proposals deal with appropriate issues and are not for the purposes of airing personal grievances or to obtain publicity, they should be included on the proxy ballot for consideration.

Shareholder proposals will be reviewed on a case-by-case basis.
OTHER MATTERS
Stock Repurchase Plans		Generally FOR
Stock Splits		Generally FOR
Require Shareholder Approval to issue Preferred Stock		Generally FOR
Corporate Loans to Employees

Corporate loans, or the guaranteeing of loans, to enable employees to purchase company stock or options should be avoided. These types of loans can be risky if the company stock declines or the employee is terminated.

Generally AGAINST.
Blank-cheque Preferred Shares

The authorization of blank-cheque preferred shares gives the board of directors’ complete discretion to fix voting, dividend, conversion and other rights and privileges. Once these shares have been authorized, the shareholders have no authority to determine how or when they will be allocated. There may be valid business reasons for the issuance of these shares but the potential for abuse outweighs the benefits.

Generally AGAINST.

Item 8.           Portfolio Managers of Closed-End Management Investment Companies.

First Financial Fund, Inc. – Portfolio Manager Disclosure

PM Bio:

Nicholas C. Adams, Senior Vice President and Equity Portfolio Manager of Wellington Management, has served as Portfolio Manager of the Fund since inception (1986). Mr. Adams joined Wellington Management as an investment professional in 1983.

The following table shows information regarding other accounts managed by the Portfolio Manager:

	Other Registered		Other Pooled
	Investment		Investment
	Companies		Vehicles		Other Accounts

	# of Accts	Assets ($mil)*	# of Accts	Assets ($mil)*	# of Accts	Assets ($mil)*

All Accounts:	0	0.0	4	1,180.1	9	86.8

Accounts where advisory fee is based on account performance (subset of above):	0	0.0	4	1,180.1	0	0.0

The following table shows shares of the Fund beneficially owned by the Portfolio Manager:

None	$1-$10,000	$10,001-$50,000	$50,001-$100,000	$100,001-$500,000	$500,001-$1,000,000	Over $1,000,000
X

* Assets are rounded to the nearest one hundred thousand dollars.

Conflicts of Interest:

Individual investment professionals at Wellington Management manage multiple portfolios for multiple clients. These accounts may include mutual funds, separate accounts (assets managed on behalf of institutions such as pension funds, insurance companies, foundations), bank common trust accounts, and hedge funds. The investment professional primarily responsible for the day-to-day management of the Fund (“Portfolio Manager”) manages portfolios in several different investment styles. These portfolios may have investment objectives, strategies, time horizons, tax considerations and risk profiles that differ from those of the Fund. The Portfolio Manager makes investment decisions for each portfolio, including the Fund, based on the investment objectives, policies, practices, benchmarks, cash flows, tax and other relevant investment considerations applicable to that portfolio. Consequently, the Portfolio Manager may purchase or sell securities, including IPOs, for one portfolio and not another portfolio, and the performance of securities purchased for one portfolio may vary from the performance of securities purchased for other portfolios. The Portfolio Manager or other investment professionals at Wellington Management may place transactions on behalf of other accounts that are directly or indirectly contrary to investment decisions made on behalf of the Fund, or make investment decisions that are similar to those made for the Fund, both of which have the potential to adversely impact the Fund depending on market conditions. For example, an investment professional may purchase a security in one portfolio while appropriately selling that same security in another portfolio. In addition, some of these portfolios have fee structures, including performance fees that are or have the potential to be higher, in some cases significantly higher, than the fees paid by the Fund to Wellington Management. The Portfolio Manager also manages hedge funds, which pay performance allocations to Wellington Management or its affiliates. Because incentive payments paid by Wellington Management to the Portfolio Manager are tied to revenues earned by Wellington Management and, where noted, to the performance achieved by the manager in each account, the incentives associated with any given portfolio may be significantly higher or lower than those associated with other accounts managed by a given investment professional. Finally, the Portfolio Manager may hold shares or investments in the other pooled investment vehicles and/or other accounts identified above. Wellington Management’s goal is to meet its fiduciary obligation to treat all clients fairly and provide high quality investment services to all of its clients. Wellington Management has adopted and implemented policies and procedures, including brokerage and trade allocation policies and procedures that it believes address the conflicts associated with managing multiple accounts for multiple clients. In addition, Wellington Management monitors a variety of areas, including compliance with primary Fund guidelines, the allocation of IPOs, and compliance with the firm’s Code of Ethics, and places additional investment restrictions on investment professionals who manage hedge funds and certain other accounts. Furthermore, senior investment and business personnel at Wellington Management periodically review the performance of Wellington Management’s Portfolio Managers. Although Wellington Management does not track the time a Portfolio Manager spends on a single portfolio, Wellington Management does periodically assess whether a Portfolio Manager has adequate time and resources to effectively manage the Portfolio Manager’s various client mandates.

Compensation:

The Fund pays Wellington Management a fee based on the assets under management of the Fund as set forth in an Investment Advisory Agreement between Wellington Management and the Fund. Wellington Management pays its investment professionals out of its total revenues and other resources, including the advisory fees earned with respect to the Fund. The following information relates to the fiscal year ended March 31, 2006. Wellington Management’s compensation structure is designed to attract and retain high caliber investment professionals necessary to deliver high quality investment management services to its clients. Wellington Management’s compensation of the Portfolio Manager includes a base salary and incentive components. The base salary for the Portfolio Manager, a partner of Wellington Management, is determined by the Managing Partners of the firm. The Portfolio Manager’s base salary is generally a fixed amount that may change as a result of an annual review. The Portfolio Manager is eligible to receive an incentive payment based on the revenues earned by Wellington Management from the Fund and generally each other portfolio managed by such Portfolio Manager. The Portfolio Manager’s incentive payment relating to the Fund is linked to the gross pre-tax performance of the Fund compared to the NASDAQ Banks Principal Only, John Hancock Bank & Thrift Opportunities Fund, and John Hancock Financial Trends Fund over one- and three-year periods, with an emphasis on three-year results. Wellington Management applies similar incentive compensation structures (although the benchmarks or peer groups, time periods and rates may differ) to other portfolios managed by the Portfolio Manager, including portfolios with performance fees. Portfolio-based incentives across all portfolios managed by a portfolio manager can, and typically do, represent a significant portion of a portfolio manager’s overall compensation; incentive compensation varies significantly by individual and can vary significantly from year to year. The Portfolio Manager may also be eligible for bonus payments based on his overall contribution to Wellington Management’s business operations. Senior management at Wellington Management may reward individuals as it deems appropriate based on factors other than portfolio performance. Each partner of Wellington Management is eligible to participate in partner-funded tax qualified retirement plan, the contributions to which are made pursuant to an actuarial formula, as a partner of the firm.

Item 9.           Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

 Not applicable.

Item 10.    Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the Registrant’s Board of Directors, where those changes were implemented after the Registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.

Item 11. Controls and Procedures.

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)   Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

(a)(2)   Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)   Not applicable.

(b)      Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)		First Financial Fund, Inc.

By (Signature and Title)		/s/ Stephen C. Miller
Stephen C. Miller, President
(Principal Executive Officer)

Date	6/6/06

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the date indicated.

By (Signature and Title)		/s/ Stephen C. Miller
Stephen C. Miller, President
(Principal Executive Officer)

Date	6/6/06

By (Signature and Title)		/s/ Carl D. Johns
Carl D. Johns, Vice President and Treasurer
(Principal Financial Officer)

Date	6/6/06